SCHEDULES OF CONCENTRATION RISKS (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	49.81%	39.78%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.03%	0.03%
Customer A [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	16.31%	6.15%
Customer A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	0.00%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	20.17%	11.77%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	40.60%	39.77%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	10.75%	11.48%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	11.10%	8.45%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		21.54%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	21.90%	39.58%
Supplier B [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	15.22%	2.41%
Supplier B [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	0.00%
Supplier C [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	10.82%	16.42%
Supplier C [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	35.12%	20.18%
Supplier D [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	9.40%	17.68%
Supplier D [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	0.00%
Supplier E [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	5.43%	10.93%
Supplier E [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.16%	0.23%
Supplier F [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.78%	11.76%
Supplier F [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	0.00%